Investments, Available for Sale - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)	Mar. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Other than temporary impairment losses on available for sale securities	₨ 1.8	$ 0.0	₨ 664.7	₨ 1,546.3
Individual investments, fair values of amortized cost	95.00%				95.00%
Available-for-Sale Securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible for placement towards the Bank's statutory liquidity ratio requirements	₨ 1,220,330.3		820,565.8		$ 19,584.8
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)	721,933.3		670,603.5		$ 11,586.2
Other than temporary impairment losses on available for sale securities	₨ 1.8		₨ 664.7	₨ 1,546.3